Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We are committed to protecting our customers’ personal information and privacy. We have established and implemented a privacy policy on data collection, processing, and usage. We collect personal information from our customers to the extent needed to provide services to them. To ensure the confidentiality and integrity of our data, we maintain comprehensive and rigorous data security measures and take other technological measures to ensure secure processing, transmission and usage of data. We have also established stringent internal protocols under which we grant classified access to confidential personal data only to limited employees with strictly defined and layered access authorization.

For more information, see “Item 3. Key Information—D. Risk Factors—Risks Related to Our Business—We are subject to laws, regulations, and industry requirements related to data privacy, data protection and information security, and user protection across different markets where we conduct our business and such laws, regulations, and industry requirements are constantly evolving and changing. Any actual or perceived failure to comply with such laws, regulations, and industry requirements, or our privacy policies, could harm our business.”

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Governance

Our management team is responsible for overseeing our cybersecurity risk management and being informed on risks from cybersecurity threats. Our security department is responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incidents.

Our head of security department, who has over 10 years of experience in the field, is primarily responsible for assessing and managing cybersecurity risks and monitoring the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our security department reports to our management team and provides regular updates on any material cybersecurity incidents or material risks arising from cybersecurity threats.

Cybersecurity Risk Management Processes Integrated [Text Block]	To ensure the confidentiality and integrity of our data, we maintain comprehensive and rigorous data security measures and take other technological measures to ensure secure processing, transmission and usage of data.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]

Our management team is responsible for overseeing our cybersecurity risk management and being informed on risks from cybersecurity threats. Our security department is responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incidents.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

Our head of security department, who has over 10 years of experience in the field, is primarily responsible for assessing and managing cybersecurity risks and monitoring the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our security department reports to our management team and provides regular updates on any material cybersecurity incidents or material risks arising from cybersecurity threats.